UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08359

         The Westport Funds
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

         235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Address of principal executive offices)             (Zip code)

Edmund H. Nicklin, Jr., 235 Riverside Avenue, Westport, Connecticut 06880
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  (888) 593-7878

Date of fiscal year end:   12/31

Date of reporting period:  03/31/05

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 98.7%                                   Shares       Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising - 6.3%
Comcast Corp. -  Class A (a) ..........................   7,823    $    264,261
Cox Radio, Inc. - Class A(a) ..........................  37,500         630,375
Insight Communications Company, Inc. - Class A(a) .....  60,000         711,000
Interpublic Group of Companies, Inc.(a) ...............  60,000         736,800
                                                                   ------------
                                                                      2,342,436
                                                                   ------------

Business Products & Services - 20.3%
CACI International, Inc.(a) ...........................  20,000       1,104,600
Ceridian Corp.(a) .....................................  25,000         426,250
ChoicePoint, Inc.(a) ..................................  20,000         802,200
Computer Associates International, Inc. ...............  41,146       1,115,057
DST Systems, Inc.(a) ..................................  23,000       1,062,140
MRO Software, Inc.(a) .................................  38,000         533,140
Parametric Technology Corp.(a) ........................  70,000         391,300
Peregrine Systems, Inc.(a) ............................  48,500       1,018,500
Synopsys, Inc.(a) .....................................  35,600         644,360
TriZetto Group, Inc.(a) ...............................  45,600         424,536
                                                                   ------------
                                                                      7,522,083
                                                                   ------------

Chemicals - 3.8%
Hercules, Inc.(a) .....................................  17,400         251,952
Praxair, Inc. .........................................  24,000       1,148,640
                                                                   ------------
                                                                      1,400,592
                                                                   ------------

Communications Equipment & Services - 3.8%
Rockwell Collins, Inc. ................................  30,000       1,427,700
                                                                   ------------

Consumer Products & Services - 9.3%
American Eagle Outfitters, Inc. .......................  10,000         295,500
Claire's Stores, Inc. .................................  17,500         403,200
Del Monte Foods Company(a) ............................  50,000         542,500
Nieman Marcus Group, Inc. - Class B ...................  24,500       2,211,125
                                                                   ------------
                                                                      3,452,325
                                                                   ------------

Healthcare Products & Services - 16.2%
Caremark Rx, Inc.(a) ..................................  48,375       1,924,358
Laboratory Corporation of America Holdings(a) .........  27,500       1,325,500
Lincare Holdings, Inc.(a) .............................  24,000       1,061,520
Triad Hospitals, Inc.(a) ..............................  12,321         617,282
Universal Health Services, Inc. - Class B .............  21,000       1,100,400
                                                                   ------------
                                                                      6,029,060
                                                                   ------------

Industrial Specialty Products - 10.9%
DuPont Photomasks, Inc.(a) ............................  17,500         466,725
FEI Company(a) ........................................  12,000         277,800
Fairchild Semiconductor Corp.(a) ......................  25,000         383,250
Pall Corp. ............................................  28,500         772,920

THE WESTPORT FUNDS
WESTPORT FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2005 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 98.7% (Continued)                       Shares       Value
--------------------------------------------------------------------------------
Industrial Specialty Products - 10.9% (Continued)
Precision Castparts Corp. .............................  15,000    $  1,155,150
Siliconix, Inc.(a) ....................................  14,000         493,920
Texas Instruments, Inc. ...............................  20,064         511,431
                                                                   ------------
                                                                      4,061,196
                                                                   ------------

Insurance - 2.5%
Hilb, Rogal & Hobbs Company ...........................  25,400         909,320
                                                                   ------------

Medical Products & Services - 5.2%
Abbott Laboratories ...................................  20,000         932,400
Hospira, Inc.(a) ......................................  19,000         613,130
Schering Plough Corp. .................................  21,000         381,150
                                                                   ------------
                                                                      1,926,680
                                                                   ------------

Oil & Gas Producers - 6.3%
EOG Resources, Inc. ...................................  27,000       1,315,980
Pogo Producing Company ................................  21,000       1,034,040
                                                                   ------------
                                                                      2,350,020
                                                                   ------------

Oil & Gas Services - 1.6%
Helmerich & Payne, Inc. ...............................  15,000         595,350
                                                                   ------------

Regional Banks and Thrifts - 6.9%
Cullen/Frost Bankers, Inc. ............................  25,000       1,128,750
First Niagara Financial Group, Inc. ...................  10,000         132,100
Sterling Financial Corp.(a) ...........................  16,105         574,949
SunTrust Banks, Inc. ..................................   9,906         713,925
                                                                   ------------
                                                                      2,549,724
                                                                   ------------

Transportation - 1.9%
FedEx Corp. ...........................................   7,500         704,625
                                                                   ------------

Other - 3.7% ..........................................               1,356,750
                                                                   ------------

TOTAL COMMON STOCKS (Cost $25,909,444) ................            $ 36,627,861
                                                                   ------------

MONEY MARKETS - 1.1%
First American Treasury (Cost $407,921) ............... 407,921    $    407,921
                                                                   ------------


Total Investment Securities - 99.8% (Cost $26,317,365)             $ 37,035,782

Other Assets in Excess of Liabilities - 0.2% ..........                  92,040
                                                                   ------------

Net Assets - 100.0% ...................................            $ 37,127,822
                                                                   ============

(a) Non-income producing security.

See Notes to Portfolios of Investments

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 98.6%                                  Shares        Value
--------------------------------------------------------------------------------
Broadcasting/Cable TV/Advertising - 6.8%
Beasley Broadcast Group, Inc.(a) .....................   604,499  $   10,747,992
Cox Radio, Inc. - Class A(a) .........................   861,900      14,488,539
Emmis Communications Corp.(a) ........................ 1,344,720      25,845,518
Insight Communications Company, Inc. - Class A(a) .... 1,380,294      16,356,484
Salem Communications Corp.(a) ........................   479,491       9,877,515
Young Broadcasting, Inc.(a) .......................... 1,003,100       8,666,784
                                                                  --------------
                                                                      85,982,832
                                                                  --------------

Business Products & Services - 14.7%
Arbitron, Inc. .......................................   200,000       8,580,000
CACI International, Inc.(a) ..........................   584,800      32,298,504
Ceridian Corp.(a) ....................................   785,000      13,384,250
Computer Associates International, Inc. .............. 1,461,370      39,603,128
IMS Health, Inc. .....................................   850,526      20,744,329
MRO Software, Inc.(a) ................................   451,100       6,328,933
Map Info Corp.(a) .................................... 1,096,800      13,205,472
MatrixOne, Inc.(a) ...................................   199,348         950,890
Peregrine Systems, Inc.(a) ...........................   202,800       4,258,800
Perot Systems Corp. - Class A(a) ..................... 1,523,800      20,479,872
Synopsys, Inc.(a) ....................................   975,500      17,656,550
TriZetto Group, Inc.(a) .............................. 1,099,400      10,235,414
                                                                  --------------
                                                                     187,726,142
                                                                  --------------

Chemicals - 1.6%
Airgas, Inc. .........................................   132,900       3,174,981
Lubrizol Corp. .......................................   410,000      16,662,400
                                                                  --------------
                                                                      19,837,381
                                                                  --------------

Communications Equipment & Services - 2.1%
General Communication, Inc. - Class A(a) .............   839,450       7,664,179
Western Wireless Corp.(a) ............................   488,191      18,531,730
                                                                  --------------
                                                                      26,195,909
                                                                  --------------

Consumer Products & Services - 13.9%
Applebee's International, Inc. .......................   663,300      18,280,548
Big Lots, Inc.(a) .................................... 1,360,906      16,358,090
Constellation Brands, Inc. - Class A(a) ..............   445,100      23,532,437
Darden Restaurants, Inc. ............................. 1,146,300      35,168,484
Del Monte Foods Company(a) ........................... 1,713,000      18,586,050
Orient Express Hotels Ltd. - Class A .................   979,100      25,554,510
Ruby Tuesday, Inc. ...................................   890,200      21,622,958
Saks, Inc. ...........................................   912,600      16,472,430
                                                                  --------------
                                                                     175,575,507
                                                                  --------------

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS (Continued)
March 31, 2005 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 98.6% (Continued)                      Shares        Value
--------------------------------------------------------------------------------
Healthcare Products & Services - 11.9%
Caremark Rx, Inc.(a) ................................. 1,915,100  $   76,182,678
Triad Hospitals, Inc.(a) .............................   449,200      22,504,920
Universal Health Services, Inc. - Class B ............   985,200      51,624,480
                                                                  --------------
                                                                     150,312,078
                                                                  --------------

Industrial Services - 4.8%
Devry, Inc.(a) ....................................... 1,275,000      24,123,000
ITT Educational Services, Inc.(a) ....................   760,700      36,893,950
                                                                  --------------
                                                                      61,016,950
                                                                  --------------

Industrial Specialty Products - 10.2%
Charles River Laboratories International, Inc.(a) ....   556,400      26,173,055
DuPont Photomasks, Inc.(a) ...........................   456,646      12,178,749
Fairchild Semiconductor Corp.(a) .....................   724,000      11,098,920
Fisher Scientific International, Inc.(a) .............   400,500      22,796,460
JLG Industries, Inc. .................................   390,250       8,409,888
Precision Castparts Corp. ............................   338,300      26,052,483
Qlogic Corp.(a) ......................................   400,000      16,200,000
Rogers Corp.(a) ......................................   164,800       6,592,000
                                                                  --------------
                                                                     129,501,555
                                                                  --------------

Insurance - 5.1%
Arthur J. Gallagher & Company ........................   503,600      14,503,680
Brown & Brown, Inc. ..................................   382,600      17,634,034
Hilb, Rogal & Hobbs Company ..........................   900,000      32,220,000
                                                                  --------------
                                                                      64,357,714
                                                                  --------------

Medical Products & Services - 1.0%
Priority Healthcare Corp.(a) .........................   576,986      12,480,207
                                                                  --------------


Oil & Gas Producers - 8.9%
Houston Exploration Company(a) .......................   548,800      31,254,160
Pogo Producing Company ...............................   531,300      26,161,212
Stone Energy Corp.(a) ................................   426,700      20,724,819
Unocal Corp. .........................................   563,400      34,756,146
                                                                  --------------
                                                                     112,896,337
                                                                  --------------

Real Estate & Construction - 1.5%
St. Joe Company (The) ................................   288,450      19,412,685
                                                                  --------------

Regional Banks and Thrifts - 12.2%
BankUnited Financial Corp. - Class A(a) .............. 1,088,700      29,242,481
Downey Financial Corp. ...............................   120,000       7,383,600
FNB Corp. ............................................   359,166       6,878,029
Fifth Third Bancorp ..................................   563,621      24,224,431
Hudson United Bancorp ................................   360,450      12,705,863
People's Bank ........................................   476,250      19,502,438

THE WESTPORT FUNDS
WESTPORT SELECT CAP FUND
PORTFOLIO OF INVESTMENTS
March 31, 2005 (Unaudited)
================================================================================
                                                                      Market
COMMON STOCKS -- 98.6% (Continued)                      Shares        Value
--------------------------------------------------------------------------------
Regional Banks and Thrifts - 12.2% (Continued)
Sovereign Bancorp, Inc. ..............................   543,421  $   12,042,209
Sterling Financial Corp.(a) ..........................   413,079      14,746,920
Taylor Capital Group, Inc. ...........................   491,000      16,031,150
The South Financial Group, Inc. ......................   368,400      11,250,936
                                                                  --------------
                                                                     154,008,057
                                                                  --------------

Security Products & Services - 0.9%
Checkpoint Systems, Inc.(a) ..........................   686,600      11,589,808
                                                                  --------------

Transportation - 3.0%
EGL Inc.(a) ..........................................   345,000       7,866,000
Florida East Coast Industries, Inc. ..................   161,891       6,877,130
Overnite Corp. .......................................   744,825      23,826,951
                                                                  --------------
                                                                      38,570,081
                                                                  --------------

TOTAL COMMON STOCKS (Cost $780,953,625) ..............            $1,249,463,243
                                                                  --------------

MONEY MARKETS - 0.2%
First American Treasury (Cost $2,427,292) ............ 2,427,292  $    2,427,292
                                                                  --------------

Total Investment Securities - 98.8% (Cost $783,380,917)           $1,251,890,535

Other Assets In Excess of Liabilities - 1.2% .........                15,469,158
                                                                  --------------

Net Assets - 100% ....................................            $1,267,359,693
                                                                  ==============

(a) Non-income producing security.

See Notes to Porfolio of Investments

THE WESTPORT FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2005 (Unaudited)
================================================================================
Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange or quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Federal Tax Information -- As of March 31, 2005, The Westport Funds had the following federal tax cost resulting in unrealized appreciation as follows:

---------------------------------------------------------------------------------------------------------------------------
                                                           Gross Unrealized     Gross Unrealized        Net Unrealized
                                      Federal Tax Cost       Appreciation         Depreciation           Appreciation
---------------------------------------------------------------------------------------------------------------------------
Westport Fund .....................     $ 26,327,929         $ 12,666,245         $ (1,958,392)          $ 10,707,853
Westport Select Cap Fund ..........     $783,450,831         $499,075,469         $(30,635,765)          $468,439,704
---------------------------------------------------------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Westport Funds

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
-------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Edmund H. Nicklin, Jr.
-------------------------------------
Edmund H. Nicklin, Jr.
President

Date:  May 27, 2005


By (Signature and Title)

/s/ Terry A. Wettergreen
-------------------------------------
Terry A. Wettergreen
Treasurer and Chief Financial Officer

Date:  May 27, 2005